CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 28, 2020
Current Assets
Cash	$ 384,522			$ 479,694				$ 2,245,798
Prepaid expenses	99,687			111,667				275,652
Total Current Assets	499,609			591,361				2,521,450
Cash and marketable securities held in Trust Account	33,034,062			334,441,194				334,321,131
TOTAL ASSETS	33,533,671			335,032,555				336,842,581
Current liabilities
Accounts payable and accrued expenses	4,639,823			3,867,106				208,129
Accrued offering costs				109,000				126,000
Income taxes payable	279,345
Total Current Liabilities	4,919,168			3,976,106				334,129
Warrant liabilities	2,112,863			13,733,608				36,975,099
Deferred underwriting fee payable	11,697,550			11,697,550				11,697,550
TOTAL LIABILITIES	19,329,581			29,407,264				49,006,778
Commitments and Contingencies
Class A common stock subject to possible redemption, 3,232,841 shares at $10.21 and 33,421,570 shares at $10.00 per share as of September 30, 2022 and December 31, 2021, respectively				334,215,700				334,215,700
Stockholders' Deficit
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(18,689,431)			(28,591,245)				(46,380,733)
Total Stockholders' Deficit	(18,688,565)	$ (18,016,932)	$ (19,428,941)	(28,590,409)	$ (29,335,277)	$ (49,302,856)	$ (39,097,337)	(46,379,897)	$ 0
TOTAL LIABILITIES, CLASS A STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	33,533,671			335,032,555				336,842,581
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption, 3,232,841 shares at $10.21 and 33,421,570 shares at $10.00 per share as of September 30, 2022 and December 31, 2021, respectively	32,892,685			334,215,700
Class B Common Stock [Member]
Stockholders' Deficit
Common Stock	$ 836			$ 836				$ 836